Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Finance income
Interest income	—	—	—	0.2
Gain on derivatives	—	5.0	3.1	5.4
Total finance income	—	5.0	3.1	5.6
Interest expense (a)	(11.4)	(12.4)	(22.3)	(27.7)
Loss on derivatives	(1.9)	—	—	—
Net foreign exchange arising on re-translation of financial assets and liabilities	(1.3)	(3.5)	(0.2)	(2.5)
Net pension interest costs	(0.9)	(0.9)	(1.8)	(1.8)
Amortization of borrowing costs	(0.4)	(0.7)	(0.5)	(1.9)
Interest on unwinding discounted items	(0.3)	(0.3)	(0.6)	(0.6)
Financing costs incurred on new or amended debt (b)	(1.7)	(19.5)	(1.7)	(19.5)
Total finance costs	(17.9)	(37.3)	(27.1)	(54.0)
Net finance costs	(17.9)	(32.3)	(24.0)	(48.4)
(a) Interest expense is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.